INCOME TAX - Deferred Tax Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Income Tax [Line Items]
Operating loss carry forwards	$ 21,362	$ 20,150
Reserves and allowances	4,475	4,206
Net deferred tax assets before valuation allowance	25,837	24,356
Valuation allowance	(25,414)	(23,797)
Net deferred tax assets	423	559
Domestic [Member]
Income Tax [Line Items]
Net deferred tax assets before valuation allowance	20,867	19,521
Valuation allowance	(20,444)	(18,963)
Net deferred tax assets	423	558
Foreign [Member]
Income Tax [Line Items]
Net deferred tax assets before valuation allowance	4,970	4,835
Valuation allowance	(4,970)	(4,835)
Deferred Tax Liabilities, Net	$ 0	$ 0